Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Entity File Number	001-40387
Entity Registrant Name	THE LION ELECTRIC COMPANY
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	921 chemin de la Rivière-du-Nord
Entity Address, City or Town	Saint-Jerome
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	J7Y 5G2
City Area Code	450
Local Phone Number	432-5466
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	218,079,962
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001834974
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Common shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	LEV
Security Exchange Name	NYSE
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	LEV.WS
Security Exchange Name	NYSE
Common Share Purchase Warrants
Document Information [Line Items]
Title of 12(b) Security	Common Share Purchase Warrant
Trading Symbol	LEV.WSA
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	2915 Ogletown Rd.
Entity Address, Address Line Two	Suite 2999
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19713
Contact Personnel Name	CorpoMax Inc.
City Area Code	302
Local Phone Number	266-8200